CALVERT VP SRI BALANCED PORTFOLIO
Supplement to
Calvert Variable Products Prospectus (Calvert VP SRI Portfolios)
dated April 30, 2015
Date of Supplement: November 12, 2015
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.

Portfolio Management for Calvert VP SRI Balanced Portfolio
Effective November 16, 2015, the Prospectus is amended as follows:
The table under “Portfolio Management – Investment Advisor – Fixed-Income Investments” in the Portfolio Summary for Calvert VP SRI Balanced Portfolio on page 3 is revised and restated as follows:
Fixed-Income Investments:

Portfolio Manager Name	Title	Length of Time Managing Portfolio
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since March 2013
Matthew Duch	Vice President, Portfolio Manager	Since March 2013
Mauricio Agudelo	Portfolio Manager	Since November 2015
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
The table under “Management of Portfolio Investments – More Information About the Advisor, Subadvisors and Portfolio Management – Calvert VP SRI Balanced Portfolio – Fixed-Income Investments of Calvert VP SRI Balanced Portfolio” on page 19 is revised and restated as follows:

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Vishal Khanduja, CFA
Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team since July 2012. He also serves on the Calvert Fixed Income Strategy Committee. He previously worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009 - 2012).
Co-Portfolio Manager
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and also serves on the Calvert Fixed Income Strategy Committee.	Co-Portfolio Manager
Mauricio Agudelo	Mr. Agudelo has been a member of the Calvert Taxable Fixed Income Team since 2004(Portfolio Manager since 2009).	Co-Portfolio Manager
Brian S. Ellis, CFA
Mr. Ellis has been a member of the Calvert Taxable Fixed Income Team since May 2012 as Fixed Income Risk Analyst (Senior Fixed Income Risk Analyst from August 2013 to December 2014) and then Portfolio Manager in January 2015. He also serves on the Calvert Fixed Income Strategy Committee. Prior to May 2012, Mr. Ellis served at Calvert as a Business Analyst.
Co-Portfolio Manager

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